VIRTUS Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—97.8%
Aerospace & Defense—0.4%
HEICO Corp.	1,788	$ 342
Automobiles—0.2%
Thor Industries, Inc.	1,970	231
Banks—3.3%
Amalgamated Financial Corp.	23,600	566
Byline Bancorp, Inc.	9,780	212
Central Pacific Financial Corp.	7,169	142
Hancock Whitney Corp.	20,014	922
Popular, Inc.	7,600	670
Preferred Bank	7,638	586
		3,098

Beverages—0.9%
Coca-Cola Consolidated, Inc.	849	718
National Beverage Corp.(1)	2,100	100
		818

Biotechnology—9.2%
ADMA Biologics, Inc.(1)	157,268	1,038
Alkermes plc(1)	53,726	1,454
Anika Therapeutics, Inc.(1)	45,579	1,158
Blueprint Medicines Corp.(1)	758	72
CareDx, Inc.(1)	38,145	404
Catalyst Pharmaceuticals, Inc.(1)	6,713	107
Exact Sciences Corp.(1)	3,800	262
Exelixis, Inc.(1)	13,000	308
Halozyme Therapeutics, Inc.(1)	3,927	160
Ironwood Pharmaceuticals, Inc. Class A(1)	21,173	184
Kiniksa Pharmaceuticals Ltd. Class A(1)	6,700	132
Natera, Inc.(1)	3,566	326
Neurocrine Biosciences, Inc.(1)	3,985	550
Twist Bioscience Corp.(1)	9,004	309
Vaxcyte, Inc.(1)	3,178	217
Veracyte, Inc.(1)	49,815	1,104
Vericel Corp.(1)	4,760	248
Voyager Therapeutics, Inc.(1)	12,648	118
Zymeworks, Inc.(1)	56,363	593
		8,744

Building Products—3.1%
American Woodmark Corp.(1)	10,076	1,024
Janus International Group, Inc.(1)	112,067	1,696
Masterbrand, Inc.(1)	12,571	236
		2,956

Capital Markets—2.5%
Bain Capital Specialty Finance, Inc.	15,041	236
Federated Hermes, Inc. Class B	7,549	273
Goldman Sachs BDC, Inc.	15,506	232
Golub Capital BDC, Inc.	31,186	518
	Shares	Value

Capital Markets—continued
Hercules Capital, Inc.	12,197	$ 225
Main Street Capital Corp.	5,094	241
Trinity Capital, Inc.	43,461	638
		2,363

Commercial Services & Supplies—2.1%
HNI Corp.	24,000	1,083
Tetra Tech, Inc.	2,276	421
Viad Corp.(1)	11,911	470
		1,974

Construction & Engineering—2.0%
Comfort Systems USA, Inc.	3,045	967
EMCOR Group, Inc.	2,704	947
		1,914

Construction Materials—2.1%
Eagle Materials, Inc.	2,000	544
Knife River Corp.(1)	18,146	1,471
		2,015

Consumer Staples Distribution & Retail—1.1%
Casey’s General Stores, Inc.	1,967	626
Ingles Markets, Inc. Class A	2,699	207
Weis Markets, Inc.	4,022	259
		1,092

Containers & Packaging—0.2%
Silgan Holdings, Inc.	3,190	155
Distributors—0.3%
GigaCloud Technology, Inc. Class A(1)	10,969	293
Diversified Consumer Services—3.8%
Bright Horizons Family Solutions, Inc.(1)	2,413	274
Chegg, Inc.(1)	14,435	109
Frontdoor, Inc.(1)	17,524	571
Grand Canyon Education, Inc.(1)	3,396	463
OneSpaWorld Holdings Ltd.(1)	13,797	182
Perdoceo Education Corp.	39,204	688
Strategic Education, Inc.	10,534	1,097
Stride, Inc.(1)	4,000	252
		3,636

Diversified Telecommunication Services—0.1%
Cogent Communications Holdings, Inc.	1,906	125
Electric Utilities—1.0%
ALLETE, Inc.	2,196	131
IDACORP, Inc.	5,005	465
Otter Tail Corp.	4,184	361
		957

	Shares	Value

Electrical Equipment—2.5%
Atkore, Inc.	7,898	$ 1,503
Thermon Group Holdings, Inc.(1)	25,598	838
		2,341

Electronic Equipment, Instruments & Components—0.6%
Fabrinet(1)	1,654	313
OSI Systems, Inc.(1)	1,796	256
		569

Energy Equipment & Services—0.4%
ProPetro Holding Corp.(1)	25,639	207
U.S. Silica Holdings, Inc.(1)	11,348	141
		348

Entertainment—1.0%
Liberty Media Corp.-Liberty Formula One Class A(1)	8,722	513
Madison Square Garden Sports Corp.(1)	2,592	478
		991

Financial Services—3.8%
Banco Latinoamericano de Comercio Exterior S.A. Class E	16,478	488
Essent Group Ltd.	22,528	1,341
MGIC Investment Corp.	20,974	469
NMI Holdings, Inc. Class A(1)	32,106	1,038
Radian Group, Inc.	9,192	308
		3,644

Food Products—2.3%
Cal-Maine Foods, Inc.	4,407	259
Flowers Foods, Inc.	19,748	469
J & J Snack Foods Corp.	3,218	465
John B Sanfilippo & Son, Inc.	5,239	555
Lancaster Colony Corp.	1,188	247
Pilgrim’s Pride Corp.(1)	3,000	103
Tootsie Roll Industries, Inc.	3,509	113
		2,211

Ground Transportation—0.8%
Ryder System, Inc.	6,156	740
Healthcare Equipment & Supplies—2.1%
AtriCure, Inc.(1)	4,205	128
Haemonetics Corp.(1)	13,662	1,166
Merit Medical Systems, Inc.(1)	5,279	400
Shockwave Medical, Inc.(1)	403	131
Tactile Systems Technology, Inc.(1)	9,001	146
		1,971

Healthcare Providers & Services—1.8%
Cencora, Inc.	2,300	559
Chemed Corp.	895	574
See Notes to Schedule of Investments

VIRTUS Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Shares	Value

Healthcare Providers & Services—continued
Encompass Health Corp.	3,901	$ 322
Tenet Healthcare Corp.(1)	2,910	306
		1,761

Healthcare Technology—0.3%
Health Catalyst, Inc.(1)	15,297	115
HealthStream, Inc.	5,015	134
		249

Hotels, Restaurants & Leisure—2.2%
Arcos Dorados Holdings, Inc. Class A	73,348	816
Boyd Gaming Corp.	2,614	176
PlayAGS, Inc.(1)	42,567	382
Red Rock Resorts, Inc. Class A	11,543	690
		2,064

Household Durables—2.8%
Beazer Homes USA, Inc.(1)	5,512	181
Hooker Furnishings Corp.	4,400	105
KB Home	6,276	445
Taylor Morrison Home Corp. Class A(1)	30,544	1,899
		2,630

Household Products—1.0%
Church & Dwight Co., Inc.	5,500	574
Reynolds Consumer Products, Inc.	13,616	389
		963

Independent Power and Renewable Electricity Producers—0.3%
TransAlta Corp.	40,722	262
Insurance—4.0%
AMERISAFE, Inc.	5,898	296
Donegal Group, Inc. Class A	15,665	221
Employers Holdings, Inc.	5,988	272
Enstar Group Ltd.(1)	1,074	334
Genworth Financial, Inc. Class A(1)	42,242	272
Reinsurance Group of America, Inc.	3,800	733
RLI Corp.	3,933	584
Safety Insurance Group, Inc.	6,345	521
Unum Group	9,005	483
Willis Towers Watson plc	350	96
		3,812

Interactive Media & Services—0.1%
Travelzoo(1)	9,076	92
IT Services—0.4%
Kyndryl Holdings, Inc.(1)	17,700	385
Leisure Products—0.5%
Acushnet Holdings Corp.	6,970	460
	Shares	Value

Life Sciences Tools & Services—0.4%
Medpace Holdings, Inc.(1)	895	$ 362
Machinery—1.5%
Blue Bird Corp.(1)	3,142	121
Flowserve Corp.	6,260	286
Terex Corp.	3,392	218
Wabash National Corp.	26,424	791
		1,416

Marine Transportation—0.7%
Genco Shipping & Trading Ltd.	32,806	667
Metals & Mining—1.9%
Arch Resources, Inc.	927	149
Constellium SE Class A(1)	24,000	531
Ternium S.A. Sponsored ADR	4,861	202
Warrior Met Coal, Inc.	15,533	943
		1,825

Multi-Utilities—0.3%
Unitil Corp.	4,737	248
Oil, Gas & Consumable Fuels—2.2%
Crescent Energy Co. Class A	15,664	186
Gulfport Energy Corp.(1)	7,008	1,122
Teekay Corp.(1)	103,392	753
		2,061

Paper & Forest Products—1.5%
Clearwater Paper Corp.(1)	14,620	639
UFP Industries, Inc.	6,467	796
		1,435

Passenger Airlines—0.9%
American Airlines Group, Inc.(1)	54,556	837
Pharmaceuticals—5.1%
Amneal Pharmaceuticals, Inc.(1)	34,510	209
Amphastar Pharmaceuticals, Inc.(1)	6,109	268
ANI Pharmaceuticals, Inc.(1)	12,319	852
Innoviva, Inc.(1)	18,458	281
Perrigo Co. plc	14,193	457
Phibro Animal Health Corp. Class A	14,744	191
Prestige Consumer Healthcare, Inc.(1)	22,363	1,623
Supernus Pharmaceuticals, Inc.(1)	29,148	994
		4,875

Professional Services—2.2%
Barrett Business Services, Inc.	13,928	1,765
Science Applications International Corp.	2,430	317
		2,082

	Shares	Value

Real Estate Management & Development—0.5%
Redfin Corp.(1)	67,900	$ 452
Semiconductors & Semiconductor Equipment—1.3%
Axcelis Technologies, Inc.(1)	2,856	318
SMART Global Holdings, Inc.(1)	16,703	440
Tower Semiconductor Ltd.(1)	15,419	516
		1,274

Software—10.9%
8x8, Inc.(1)	51,600	139
Agilysys, Inc.(1)	3,102	261
Blackbaud, Inc.(1)	2,992	222
BlackLine, Inc.(1)	23,851	1,540
Cellebrite DI Ltd.(1)	17,775	197
Clear Secure, Inc. Class A	22,617	481
CommVault Systems, Inc.(1)	13,316	1,351
DocuSign, Inc. Class A(1)	17,670	1,052
Everbridge, Inc.(1)	3,821	133
Intapp, Inc.(1)	13,837	475
Manhattan Associates, Inc.(1)	3,019	755
MicroStrategy, Inc. Class A(1)	164	280
Pegasystems, Inc.	3,836	248
Progress Software Corp.	11,330	604
Q2 Holdings, Inc.(1)	4,958	261
RADCOM Ltd.(1)	19,304	215
RingCentral, Inc. Class A(1)	25,000	869
Sapiens International Corp. N.V.	12,000	386
Smartsheet, Inc. Class A(1)	5,694	219
Zeta Global Holdings Corp. Class A(1)	58,677	641
		10,329

Specialty Retail—0.3%
Abercrombie & Fitch Co. Class A(1)	2,572	322
Technology Hardware, Storage & Peripherals—3.6%
NetApp, Inc.	1,600	168
Pure Storage, Inc. Class A(1)	12,218	635
Super Micro Computer, Inc.(1)	1,681	1,698
Turtle Beach Corp.(1)	7,100	122
Xerox Holdings Corp.	43,907	786
		3,409

Trading Companies & Distributors—4.9%
Applied Industrial Technologies, Inc.	5,583	1,103
Boise Cascade Co.	8,611	1,321
GMS, Inc.(1)	6,779	660
Rush Enterprises, Inc. Class A	30,291	1,621
		4,705

See Notes to Schedule of Investments

VIRTUS Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Shares	Value

Water Utilities—0.4%
American States Water Co.	4,803	$ 347
Total Common Stocks (Identified Cost $72,293)		92,852

Master Limited Partnerships and Related Companies—1.0%
Diversified—0.5%
MPLX LP	11,600	482
Downstream/Other—0.5%
Global Partners LP(2)	3,313	147
Sunoco LP(2)	4,380	264
		411

Total Master Limited Partnerships and Related Companies (Identified Cost $651)		893

Total Long-Term Investments—98.8% (Identified Cost $72,944)		93,745

	Shares	Value

Securities Lending Collateral—0.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.200%)(3)(4)	275,043	$ 275
Total Securities Lending Collateral (Identified Cost $275)		275

TOTAL INVESTMENTS—99.1% (Identified Cost $73,219)		$94,020
Other assets and liabilities, net—0.9%		898
NET ASSETS—100.0%		$94,918

Abbreviations:
ADR	American Depositary Receipt
LP	Limited Partnership

Footnote Legend:
(1)	Non-income producing.
(2)	All or a portion of security is on loan.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(4)	Represents security purchased with cash collateral received for securities on loan.
Country Weightings†
United States	89%
Ireland	2
Bermuda	2
Marshall Islands	1
Israel	1
Virgin Islands (British)	1
Cayman Islands	1
Other	3
Total	100%
† % of total investments as of March 31, 2024.
The following table summarizes the value of the Fund’s investments as of March 31, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$92,852	$92,852
Master Limited Partnerships and Related Companies	893	893
Securities Lending Collateral	275	275
Total Investments	$94,020	$94,020
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2024.
There were no transfers into or out of Level 3 related to securities held at March 31, 2024.
See Notes to Schedule of Investments

VIRTUS Small-Cap Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
4